Convertible Promissory Notes Payable (Narrative) (Details)	6 Months Ended	12 Months Ended
	Jul. 31, 2015 USD ($) d $ / shares shares	Jan. 31, 2015 USD ($) d $ / shares shares
Convertible Promissory Notes Payable 1		$ 7,309,832
Convertible Promissory Notes Payable 2 | shares		292
Convertible Promissory Notes Payable 3		$ 25,000
Convertible Promissory Notes Payable 4		6.00%
Convertible Promissory Notes Payable 5		$ 25,000
Convertible Promissory Notes Payable 6		4,167
Convertible Promissory Notes Payable 7 | $ / shares		$ 6.00
Convertible Promissory Notes Payable 8		$ 7,309,832
Convertible Promissory Notes Payable 9		$ 6,094,100
Convertible Promissory Notes Payable 10		6.00%
Convertible Promissory Notes Payable 11		$ 1,094,159
Convertible Promissory Notes Payable 12		$ 1,215,732
Convertible Promissory Notes Payable 13		90.00%
Convertible Promissory Notes Payable 14		6.00%
Convertible Promissory Notes Payable 15		$ 4,874,832
Convertible Promissory Notes Payable 16 | shares		48,750
Convertible Promissory Notes Payable 17		$ 146,245
Convertible Promissory Notes Payable 18		$ 274,823
Convertible Promissory Notes Payable 19 | $ / shares		$ 3.00
Convertible Promissory Notes Payable 20		1,218,308
Convertible Promissory Notes Payable 21 | shares		1,218,308
Convertible Promissory Notes Payable 22 | $ / shares		$ 6.00
Convertible Promissory Notes Payable 23 | $ / shares		$ 16
Convertible Promissory Notes Payable 24		20
Convertible Promissory Notes Payable 25 | d		30
Convertible Promissory Notes Payable 26 | shares		2,500,000
Convertible Promissory Notes Payable 27		$ 19,338,215
Convertible Promissory Notes Payable 28		7,309,832
Convertible Promissory Notes Payable 29		12,028,383
Convertible Promissory Notes Payable 30		5,895
Convertible Promissory Notes Payable 31		0
Convertible Promissory Notes Payable 32		2,021,213
Convertible Promissory Notes Payable 33		$ 468,513
Convertible Promissory Notes Payable 34		8.00%
Convertible Promissory Notes Payable 35 | shares		276,592
Convertible Promissory Notes Payable 36		8.00%
Convertible Promissory Notes Payable 37		100.00%
Convertible Promissory Notes Payable 38		$ 1,552,700
Convertible Promissory Notes Payable 39		100.00%
Convertible Promissory Notes Payable 40 | shares		1,039,276
Convertible Promissory Notes Payable 41 | shares		60,000
Convertible Promissory Notes Payable 42		979,227
Convertible Promissory Notes Payable 43 | shares		46,667
Convertible Promissory Notes Payable 44		$ 140,000
Convertible Promissory Notes Payable 45		800,000
Convertible Promissory Notes Payable 46		$ 500,000
Convertible Promissory Notes Payable 47		2,500
Convertible Promissory Notes Payable 48		625
Convertible Promissory Notes Payable 49		$ 10.00
Convertible Promissory Notes Payable 50		625
Convertible Promissory Notes Payable 51		$ 20.00
Convertible Promissory Notes Payable 52		1,250
Convertible Promissory Notes Payable 53		$ 10.00
Convertible Promissory Notes Payable 54		12.00%
Convertible Promissory Notes Payable 55 | $ / shares		$ 30.00
Convertible Promissory Notes Payable 56		$ 22,100
Convertible Promissory Notes Payable 57		20,940
Convertible Promissory Notes Payable 58		5,587
Convertible Promissory Notes Payable 59		10,462
Convertible Promissory Notes Payable 60		10,192
Convertible Promissory Notes Payable 61		$ 59,618
Convertible Promissory Notes Payable 62		90.00%
Convertible Promissory Notes Payable 63 | d		60
Convertible Promissory Notes Payable 64		$ 10,000
Convertible Promissory Notes Payable 65 | d		60
Convertible Promissory Notes Payable 66 | d		90
Convertible Promissory Notes Payable 67		$ 30.00
Convertible Promissory Notes Payable 68 | $ / shares		$ 20.00
Convertible Promissory Notes Payable 69		$ 800,000
Convertible Promissory Notes Payable 70		500,000
Convertible Promissory Notes Payable 71		485,704
Convertible Promissory Notes Payable 72		778,553
Convertible Promissory Notes Payable 73		488,849
Convertible Promissory Notes Payable 74		196,000
Convertible Promissory Notes Payable 75		56,555
Convertible Promissory Notes Payable 76		2,520
Convertible Promissory Notes Payable 77		400,000
Convertible Promissory Notes Payable 78		500,000
Convertible Promissory Notes Payable 79		$ 400,000
Convertible Promissory Notes Payable 80		6.00%
Convertible Promissory Notes Payable 81 | $ / shares		$ 20.00
Convertible Promissory Notes Payable 82 | $ / shares		$ 10.00
Convertible Promissory Notes Payable 83		12,500
Convertible Promissory Notes Payable 84		$ 20.00
Convertible Promissory Notes Payable 85		2,500
Convertible Promissory Notes Payable 86		$ 20.00
Convertible Promissory Notes Payable 87		15,000
Convertible Promissory Notes Payable 88		30,000
Convertible Promissory Notes Payable 89 | $ / shares		$ 6.00
Convertible Promissory Notes Payable 90 | $ / shares		$ 16
Convertible Promissory Notes Payable 91		20
Convertible Promissory Notes Payable 92 | d		30
Convertible Promissory Notes Payable 93		$ 480,900
Convertible Promissory Notes Payable 94		857,300
Convertible Promissory Notes Payable 95		376,400
Convertible Promissory Notes Payable 96		256,400
Convertible Promissory Notes Payable 97		23,300
Convertible Promissory Notes Payable 98		36,993
Convertible Promissory Notes Payable 99		23,043
Convertible Promissory Notes Payable 100		0
Convertible Promissory Notes Payable 101		100,000
Convertible Promissory Notes Payable 102		$ 1,868
Convertible Promissory Notes Payable 103 | shares		25,467
Convertible Promissory Notes Payable 104 | $ / shares		$ 4.00
Convertible Promissory Notes Payable 105		$ 187,438
Convertible Promissory Notes Payable 106		300,000
Convertible Promissory Notes Payable 107		$ 100,000
Convertible Promissory Notes Payable 108		3,125
Convertible Promissory Notes Payable 109		$ 100,000
Convertible Promissory Notes Payable 110		3,125
Convertible Promissory Notes Payable 111		$ 75,000
Convertible Promissory Notes Payable 112		2,875
Convertible Promissory Notes Payable 113		$ 4.00
Convertible Promissory Notes Payable 114		12.00%
Convertible Promissory Notes Payable 115 | $ / shares		$ 10.00
Convertible Promissory Notes Payable 116 | shares		9,063
Convertible Promissory Notes Payable 117		$ 4.00
Convertible Promissory Notes Payable 118		17,600
Convertible Promissory Notes Payable 119		100,000
Convertible Promissory Notes Payable 120		58,600
Convertible Promissory Notes Payable 121		41,225
Convertible Promissory Notes Payable 122		17,600
Convertible Promissory Notes Payable 123		58,825
Convertible Promissory Notes Payable 124		0
Convertible Promissory Notes Payable 125		58,825
Convertible Promissory Notes Payable 126		5,605
Convertible Promissory Notes Payable 127		5,531
Convertible Promissory Notes Payable 128		67,600
Convertible Promissory Notes Payable 129		2,968
Convertible Promissory Notes Payable 130		67,600
Convertible Promissory Notes Payable 131		$ 200,000
Convertible Promissory Notes Payable 132		6.00%
Convertible Promissory Notes Payable 133		15,000
Convertible Promissory Notes Payable 134		$ 216,500
Convertible Promissory Notes Payable 135		416,500
Convertible Promissory Notes Payable 136		200,000
Convertible Promissory Notes Payable 137		127,700
Convertible Promissory Notes Payable 138		76,388
Convertible Promissory Notes Payable 139		1,388
Convertible Promissory Notes Payable 140		343,212
Convertible Promissory Notes Payable 141		300,000
Convertible Promissory Notes Payable 142		$ 42,902
Convertible Promissory Notes Payable 143 | shares		5,000
Convertible Promissory Notes Payable 144		$ 48,000
Convertible Promissory Notes Payable 145 | shares		125
Convertible Promissory Notes Payable 146 | shares		375
Convertible Promissory Notes Payable 147		$ 1,250
Convertible Promissory Notes Payable 148		7,754
Convertible Promissory Notes Payable 149		83,458
Convertible Promissory Notes Payable 150		53,054
Convertible Promissory Notes Payable 151		$ 2,500
Convertible Promissory Notes Payable 152 | shares		250
Convertible Promissory Notes Payable 153		$ 12,125
Convertible Promissory Notes Payable 154		2,400
Convertible Promissory Notes Payable 155		$ 11,429
Convertible Promissory Notes Payable 156		3,000
Convertible Promissory Notes Payable 157 | $ / shares		$ 11.20
Convertible Promissory Notes Payable 158		$ 18,400
Convertible Promissory Notes Payable 159		3,607
Convertible Promissory Notes Payable 160		48,916
Convertible Promissory Notes Payable 161		128,705
Convertible Promissory Notes Payable 162		500,000
Convertible Promissory Notes Payable 163		$ 100,000
Convertible Promissory Notes Payable 164		10.00%
Convertible Promissory Notes Payable 165		$ 10.60
Convertible Promissory Notes Payable 166		60.00%
Convertible Promissory Notes Payable 167 | d		25
Convertible Promissory Notes Payable 168 | d		90
Convertible Promissory Notes Payable 169		0.00%
Convertible Promissory Notes Payable 170 | d		90
Convertible Promissory Notes Payable 171		12.00%
Convertible Promissory Notes Payable 172 | d		90
Convertible Promissory Notes Payable 173		12.00%
Convertible Promissory Notes Payable 174		$ 13,333
Convertible Promissory Notes Payable 175		13,333
Convertible Promissory Notes Payable 176		155,500
Convertible Promissory Notes Payable 177		111,111
Convertible Promissory Notes Payable 178		55,500
Convertible Promissory Notes Payable 179		2,065
Convertible Promissory Notes Payable 180		670
Convertible Promissory Notes Payable 181		$ 175,000
Convertible Promissory Notes Payable 182 | shares		8,250
Convertible Promissory Notes Payable 183		$ 38,405
Convertible Promissory Notes Payable 184		217,240
Convertible Promissory Notes Payable 185		3,735
Convertible Promissory Notes Payable 186		120,709
Convertible Promissory Notes Payable 187		$ 175,100
Convertible Promissory Notes Payable 188 | $ / shares		$ 5.12
Convertible Promissory Notes Payable 189		$ 25,000
Convertible Promissory Notes Payable 190		$ 25,000
Convertible Promissory Notes Payable 191		8.00%
Convertible Promissory Notes Payable 192 | d		180
Convertible Promissory Notes Payable 193		55.00%
Convertible Promissory Notes Payable 194 | d		180
Convertible Promissory Notes Payable 195		20.00%
Convertible Promissory Notes Payable 196		$ 20,455
Convertible Promissory Notes Payable 197		16,280
Convertible Promissory Notes Payable 198		4,456
Convertible Promissory Notes Payable 199		8,000
Convertible Promissory Notes Payable 200		6,944
Convertible Promissory Notes Payable 201		1,056
Convertible Promissory Notes Payable 202		69,464
Convertible Promissory Notes Payable 203		5,000
Convertible Promissory Notes Payable 204		$ 83,500
Convertible Promissory Notes Payable 205		8.00%
Convertible Promissory Notes Payable 206 | d		180
Convertible Promissory Notes Payable 207		61.00%
Convertible Promissory Notes Payable 208		180
Convertible Promissory Notes Payable 209		15.00%
Convertible Promissory Notes Payable 210		$ 8,376
Convertible Promissory Notes Payable 211		3,826
Convertible Promissory Notes Payable 212		989
Convertible Promissory Notes Payable 213		11,500
Convertible Promissory Notes Payable 214		10,180
Convertible Promissory Notes Payable 215		1,320
Convertible Promissory Notes Payable 216		27,958
Convertible Promissory Notes Payable 217		$ 64,900
Convertible Promissory Notes Payable 1	$ 7,309,832
Convertible Promissory Notes Payable 2 | shares	292
Convertible Promissory Notes Payable 3	$ 25,000
Convertible Promissory Notes Payable 4	6.00%
Convertible Promissory Notes Payable 5	$ 25,000
Convertible Promissory Notes Payable 6	4,167
Convertible Promissory Notes Payable 7 | $ / shares	$ 6.00
Convertible Promissory Notes Payable 8	$ 7,309,832
Convertible Promissory Notes Payable 9	$ 6,094,100
Convertible Promissory Notes Payable 10	6.00%
Convertible Promissory Notes Payable 11	$ 1,094,159
Convertible Promissory Notes Payable 12	$ 1,215,732
Convertible Promissory Notes Payable 13	90.00%
Convertible Promissory Notes Payable 14	6.00%
Convertible Promissory Notes Payable 15	$ 5,537,577
Convertible Promissory Notes Payable 16 | shares	55,427
Convertible Promissory Notes Payable 17	$ 166,127
Convertible Promissory Notes Payable 18	3
Convertible Promissory Notes Payable 19	$ 280,452
Convertible Promissory Notes Payable 20 | $ / shares	$ 3.00
Convertible Promissory Notes Payable 21	1,218,308
Convertible Promissory Notes Payable 22 | shares	1,218,308
Convertible Promissory Notes Payable 23 | $ / shares	$ 6.00
Convertible Promissory Notes Payable 24 | $ / shares	$ 16.00
Convertible Promissory Notes Payable 25	20
Convertible Promissory Notes Payable 26 | d	30
Convertible Promissory Notes Payable 27 | shares	2,500,000
Convertible Promissory Notes Payable 28	$ 19,338,215
Convertible Promissory Notes Payable 29	7,309,832
Convertible Promissory Notes Payable 30	12,028,383
Convertible Promissory Notes Payable 31	12,888
Convertible Promissory Notes Payable 32	18,940
Convertible Promissory Notes Payable 33	521
Convertible Promissory Notes Payable 34	521
Convertible Promissory Notes Payable 35	2,021,213
Convertible Promissory Notes Payable 36	$ 468,513
Convertible Promissory Notes Payable 37	8.00%
Convertible Promissory Notes Payable 38 | shares	276,592
Convertible Promissory Notes Payable 39	8.00%
Convertible Promissory Notes Payable 40	100.00%
Convertible Promissory Notes Payable 41	$ 1,552,700
Convertible Promissory Notes Payable 42	100.00%
Convertible Promissory Notes Payable 43 | shares	1,039,276
Convertible Promissory Notes Payable 44 | shares	60,000
Convertible Promissory Notes Payable 45	979,227
Convertible Promissory Notes Payable 46 | shares	58,411
Convertible Promissory Notes Payable 47 | shares	57,421
Convertible Promissory Notes Payable 48	$ 172,255
Convertible Promissory Notes Payable 49 | shares	990
Convertible Promissory Notes Payable 50	$ 2,967
Convertible Promissory Notes Payable 51	172,074
Convertible Promissory Notes Payable 52	0
Convertible Promissory Notes Payable 53	$ 800,000
Convertible Promissory Notes Payable 54	12.00%
Convertible Promissory Notes Payable 55 | $ / shares	$ 30
Convertible Promissory Notes Payable 56	$ 300,000
Convertible Promissory Notes Payable 57	$ 600,000
Convertible Promissory Notes Payable 58	6.00%
Convertible Promissory Notes Payable 59	$ 400,000
Convertible Promissory Notes Payable 60 | $ / shares	$ 20
Convertible Promissory Notes Payable 61 | $ / shares	$ 10
Convertible Promissory Notes Payable 62	12,500
Convertible Promissory Notes Payable 63	$ 20
Convertible Promissory Notes Payable 64	2,500
Convertible Promissory Notes Payable 65	$ 20
Convertible Promissory Notes Payable 66	15,000
Convertible Promissory Notes Payable 67	45,000
Convertible Promissory Notes Payable 68 | $ / shares	$ 6
Convertible Promissory Notes Payable 69 | $ / shares	$ 16
Convertible Promissory Notes Payable 70	20
Convertible Promissory Notes Payable 71 | d	30
Convertible Promissory Notes Payable 72	$ 694,100
Convertible Promissory Notes Payable 73	384,100
Convertible Promissory Notes Payable 74	23,300
Convertible Promissory Notes Payable 75	36,993
Convertible Promissory Notes Payable 76	7,198
Convertible Promissory Notes Payable 77	14,254
Convertible Promissory Notes Payable 78	7,101
Convertible Promissory Notes Payable 79	9,124
Convertible Promissory Notes Payable 80	100,000
Convertible Promissory Notes Payable 81	$ 1,868
Convertible Promissory Notes Payable 82 | shares	25,467
Convertible Promissory Notes Payable 83 | $ / shares	$ 4
Convertible Promissory Notes Payable 84	$ 187,438
Convertible Promissory Notes Payable 85	124,444
Convertible Promissory Notes Payable 86	$ 175,000
Convertible Promissory Notes Payable 87 | shares	8,250
Convertible Promissory Notes Payable 88	$ 0.265
Convertible Promissory Notes Payable 89	60.00%
Convertible Promissory Notes Payable 90 | d	25
Convertible Promissory Notes Payable 91	$ 38,405
Convertible Promissory Notes Payable 92	217,240
Convertible Promissory Notes Payable 93	3,735
Convertible Promissory Notes Payable 94	120,709
Convertible Promissory Notes Payable 95	$ 175,100
Convertible Promissory Notes Payable 96 | $ / shares	$ 5.12
Convertible Promissory Notes Payable 97	$ 133,500
Convertible Promissory Notes Payable 98	189,640
Convertible Promissory Notes Payable 99	30,693
Convertible Promissory Notes Payable 100	$ 64,900